Leases - Schedule of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liabilities [Abstract]
Lease liabilities – current portion	$ 108,526	$ 207,128	[1]
Lease liabilities – non-current portion	10,231	118,979	[1]
Total	118,757	326,107
Lease liabilities – current portion		$ 6,446	[1]
Weighted-average lease term – operating leases	2 years 9 months	11 months 1 day
Weighted-average discount rate – operating leases	5.00%	5.00%
Short term lease cost	$ 234,767	$ 114,937

[1]	Re-presented as mentioned in Note 23